Commitments and Contingencies, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases Future Minimum Payments Receivable [Abstract]
Minimum Future Revenues Year One	$ 59,123
Minimum Future Revenues Year Two	22,647
Minimum Future Revenues Year Three	$ 3,033